Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG YACKTMAN FUND
AMG YACKTMAN SPECIAL OPPORTUNITIES FUND
Supplement to Prospectus dated May 1, 2022
Multiple Classes - Supplemental Information
Multiple Class Information
AMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b‑1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b‑1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AMG Yacktman Fund

	Class N	Class Z
Management Fee	0.43%	0.43%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.02%	0.62%
AMG Yacktman Special Opportunities Fund

Class N
Management Fee[1]	1.92%
Distribution and Service (12b‑1) Fees	0.25%
Other Expenses[2]	0.42%
Total Annual Fund Operating Expenses	2.59%
[1]
The Fund pays a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund’s performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund’s average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of ‑0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months.

[2]
“Other Expenses” include 0.01% paid by the Fund to AMG Funds LLC (the “Investment Manager”) during the prior fiscal year pursuant to the Fund’s contractual expense limitation agreement, which provides for the recoupment of previously waived management fees and/or paid or reimbursed expenses in certain circumstances when the Fund’s total annual operating expenses fall below (i) the expense cap in effect for the Fund at the time such amounts were paid, waived or reimbursed, or (ii) the expense cap in effect for the Fund at the time of such repayment by the Fund.

Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Fund
Class N	$104	$325	$563	$1,248
Class Z	$63	$199	$346	$774
AMG Yacktman Special Opportunities Fund
Class N	$262	$805	$1,375	$2,925

Class N and Class Z | AMG Yacktman Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG YACKTMAN FUND
Supplement to Prospectus dated May 1, 2022
Multiple Classes - Supplemental Information
Multiple Class Information
AMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b‑1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b‑1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AMG Yacktman Fund

	Class N	Class Z
Management Fee	0.43%	0.43%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.02%	0.62%
Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
		1 Year3 Years5 Years10 YearsAMG Yacktman FundClass N$104$325$563$1,248Class Z$63$199$346$774
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Class N and Class Z | AMG Yacktman Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	$ 1,248
Class N and Class Z | AMG Yacktman Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
Class N | AMG Yacktman Special Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG YACKTMAN SPECIAL OPPORTUNITIES FUND
Supplement to Prospectus dated May 1, 2022
Multiple Classes - Supplemental Information
Multiple Class Information
AMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b‑1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b‑1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AMG Yacktman Special Opportunities Fund

Class N
Management Fee[1]	1.92%
Distribution and Service (12b‑1) Fees	0.25%
Other Expenses[2]	0.42%
Total Annual Fund Operating Expenses	2.59%
[1]
The Fund pays a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund’s performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund’s average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of ‑0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months.

[2]
“Other Expenses” include 0.01% paid by the Fund to AMG Funds LLC (the “Investment Manager”) during the prior fiscal year pursuant to the Fund’s contractual expense limitation agreement, which provides for the recoupment of previously waived management fees and/or paid or reimbursed expenses in certain circumstances when the Fund’s total annual operating expenses fall below (i) the expense cap in effect for the Fund at the time such amounts were paid, waived or reimbursed, or (ii) the expense cap in effect for the Fund at the time of such repayment by the Fund.

Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
		AMG Yacktman Special Opportunities FundClass N$262$805$1,375$2,925
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Class N | AMG Yacktman Special Opportunities Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.92%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
1 Year	rr_ExpenseExampleYear01	$ 262
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,375
10 Years	rr_ExpenseExampleYear10	$ 2,925

[1]	The Fund pays a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund’s performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund’s average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of ‑0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months.
[2]	“Other Expenses” include 0.01% paid by the Fund to AMG Funds LLC (the “Investment Manager”) during the prior fiscal year pursuant to the Fund’s contractual expense limitation agreement, which provides for the recoupment of previously waived management fees and/or paid or reimbursed expenses in certain circumstances when the Fund’s total annual operating expenses fall below (i) the expense cap in effect for the Fund at the time such amounts were paid, waived or reimbursed, or (ii) the expense cap in effect for the Fund at the time of such repayment by the Fund.